Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	Nov. 30, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 7, 2019

TO THE PROSPECTUS DATED NOVEMBER 30, 2018, OF

MARTIN CURRIE SMASH SERIES EM FUND (THE “FUND”)

Effective March 7, 2019, the manager has agreed to further limit certain of the Fund’s expenses. Therefore, the following replaces the fee table and footnotes and expense example in the section of the Fund’s Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.00
Distribution and/or service (12b-1) fees	None
Other expenses[2,3]	6.52
Total annual fund operating expenses	6.52
Expense reimbursement[4]	(6.52)
Total annual fund operating expenses after reimbursing expenses	0.00

[1]
Neither the fund’s manager nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s manager, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]
“Other expenses” have been restated to exclude non-recurring costs relating to commencement of the fund’s operations. Had such costs been included, “Other expenses” for the fund would have been 10.37%.

[3]	“Other expenses” have been restated to reflect current fees.
[4]
The manager has agreed to reimburse 100% of the fund’s operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses). This arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Martin Currie SMASh Series EM Fund	0	1,348	2,656	5,755

Martin Currie SMASh Series EM Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED MARCH 7, 2019

TO THE PROSPECTUS DATED NOVEMBER 30, 2018, OF

MARTIN CURRIE SMASH SERIES EM FUND (THE “FUND”)

Effective March 7, 2019, the manager has agreed to further limit certain of the Fund’s expenses. Therefore, the following replaces the fee table and footnotes and expense example in the section of the Fund’s Prospectus entitled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.00
Distribution and/or service (12b-1) fees	None
Other expenses[2,3]	6.52
Total annual fund operating expenses	6.52
Expense reimbursement[4]	(6.52)
Total annual fund operating expenses after reimbursing expenses	0.00

[1]
Neither the fund’s manager nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s manager, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]
“Other expenses” have been restated to exclude non-recurring costs relating to commencement of the fund’s operations. Had such costs been included, “Other expenses” for the fund would have been 10.37%.

[3]	“Other expenses” have been restated to reflect current fees.
[4]
The manager has agreed to reimburse 100% of the fund’s operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses). This arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Martin Currie SMASh Series EM Fund	0	1,348	2,656	5,755

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees<br/> (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%)<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to exclude non-recurring costs relating to commencement of the fund’s operations. Had such costs been included, “Other expenses” for the fund would have been 10.37%.<br/><br/>“Other expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Martin Currie SMASh Series EM Fund | Martin Currie SMASh Series EM Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	6.52%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.52%
Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.52%)	[4]
Total annual fund operating expenses after reimbursing expenses	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	1,348
5 years	rr_ExpenseExampleYear05	2,656
10 years	rr_ExpenseExampleYear10	5,755
1 year	rr_ExpenseExampleNoRedemptionYear01	none
3 years	rr_ExpenseExampleNoRedemptionYear03	1,348
5 years	rr_ExpenseExampleNoRedemptionYear05	2,656
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 5,755

[1]	Neither the fund’s manager nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s manager, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.
[2]	“Other expenses” have been restated to exclude non-recurring costs relating to commencement of the fund’s operations. Had such costs been included, “Other expenses” for the fund would have been 10.37%.
[3]	“Other expenses” have been restated to reflect current fees.
[4]	The manager has agreed to reimburse 100% of the fund’s operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses). This arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.